CUSTOMER CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CUSTOMER CONCENTRATIONS
CUSTOMER CONCENTRATIONS

NOTE 7 - CUSTOMER CONCENTRATIONS

During the nine months ended September 30, 2022, the Company had one retailer customer whose revenue represented more than 10% ($421,849) of the Company’s total revenues and two retailer customers whose accounts receivable represented more than 10% ($109,138 and $15,511) of the Company’s total accounts receivable. During the nine months ended September 30, 2021, the Company had one retailer customer whose revenue represented more than 10% ($210,533) of the Company’s total revenues and one retailer customer whose accounts receivable represented more than 10% ($13,054) of the Company’s total accounts receivable.

The Company’s end-user customer sales and retailer customer sales for the nine months ended September 30, 2022 and 2021 were as follows:

	2022		2021
End-User Sales	$470,325	51%	$515,203	68%
Retailer Sales	448,191	49%	244,295	32%
	$933,992	100%	$759,498	100%

NOTE 7 - CUSTOMER CONCENTRATIONS

For the year ended December 31, 2021, the Company had one retailer customer whose revenue represents more than 10% ($227,128) of the Company’s total revenues and one retailer customer whose accounts receivable represents more than 10% ($8,939) of the Company’s accounts receivable. For the year ended December 31, 2020, the Company had one retailer customer whose revenue represents more than 10% ($194,409) of the Company's total revenues and one retailer customer whose accounts receivable individually represents more than 10% ($9,302).

The Company’s end-user customer sales and retailer customer sales for the years ended December 31, 2021 and 2020 were as follows:

	2021		2020
End-User Sales	$686,561	72%	$265,563	55%
Retailer Sales	267,120	28%	215,150	45%
	$953,681	100%	$480,713	100%